Collaborations and Licensing Arrangements (Tables)	12 Months Ended
Mar. 31, 2019
Research And Development [Abstract]
Payments made under the terms of collaboration and licensing arrangements
Under the terms of these collaboration and licensing arrangements, Takeda made the following payments during the years ended March 31:

	JPY (millions)
	2017	2018	2019
Initial up-front and milestone payments	¥62,282	¥32,594	¥29,857
Acquisition of shares of collaboration and in- licensing partners	2,480	15,074	5,994